Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Unified Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001199046
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2024
Prospectus Date	rr_ProspectusDate	Jul. 29, 2024
Dean Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – DEAN SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dean Small Cap Value Fund (the “Small Cap Fund” or the “Fund”) is long-term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, dividend income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Small Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities of small cap companies. The Fund considers “small cap” companies to be those with market capitalizations similar to companies listed on the Russell 2000® Value Index at the time of investment. As of March 31, 2024, the market capitalization of companies listed on the Russell 2000® Value Index ranged from $17.9 million to $17.6 billion and the median was $832 million.

Using fundamental, bottom-up research, the Fund’s portfolio manager utilizes a multi-factored valuation method to identify stocks of companies that he believes are undervalued at the time of purchase. The Fund’s portfolio manager looks for companies with earnings, cash flows and/or assets that he believes are not accurately reflected in the companies’ market values. The portfolio manager may also consider whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue. The portfolio manager attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the portfolio manager believes more accurately reflects the fair value of the company. The Fund seeks to preserve capital in down markets and to diversify its portfolio in traditional, as well as relative, value-oriented investments.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. small cap companies. This policy may be changed only upon at least 60 days’ advance notice to shareholders. Equity securities in which the Fund may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”). The Fund may also invest in high grade government bonds. The Fund may from time to time overweight its investments in certain market sectors.

As a result of its investment strategy, the Fund typically engages in active trading of small cap securities which causes the Fund to experience a relatively high portfolio turnover rate, the effects of which are described below under “Turnover Risk.”

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and two performance indices. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and two performance indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 899-8343
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://deanmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 27.78% for the quarter ended December 31, 2020 and the lowest return for a quarter was (36.64)% for the quarter ended March 31, 2020.

The Fund’s year to date return as of June 30, 2024 was (4.83)%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	483.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.64%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2023:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 899-8343 or accessed on the Fund’s website at https://deanmutualfunds.com.

Dean Small Cap Value Fund | Russell 3000® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[1]
Dean Small Cap Value Fund | Russell 2000® Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.65%	[2]
5 Years	rr_AverageAnnualReturnYear05	10.00%	[2]
10 Years	rr_AverageAnnualReturnYear10	6.76%	[2]
Dean Small Cap Value Fund | Russell 2000® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%	[2]
5 Years	rr_AverageAnnualReturnYear05	9.97%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.16%	[2]
Dean Small Cap Value Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not insured or guaranteed by any government agency.
Dean Small Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Dean Small Cap Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

Dean Small Cap Value Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Dean Small Cap Value Fund | Small And Mid Cap Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Small and Mid Cap Risks. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Dean Small Cap Value Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Active Management Risk. The portfolio manager’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Dean Small Cap Value Fund | Sector Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Dean Small Cap Value Fund | R E I T Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

Dean Small Cap Value Fund | Publicly Traded Master Limited Partnership Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Publicly Traded Master Limited Partnership Risk. Investments in publicly traded MLPs are subject to various risks related to the underlying operating companies controlled by the MLPs, including dependence upon specialized management skills and the risk that the underlying companies may lack or have limited operating histories. The success of the Fund’s investments also will vary depending on the underlying industry represented by the MLP’s portfolio. For example, when the Fund invests in MLPs that invest in oil and gas companies, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Similarly, MLPs that invest in real estate typically are subject to risks similar to those of a REIT. Unlike ownership of common stock of a corporation, the Fund would have limited voting rights and have no ability annually to elect directors in connection with its investment in a MLP.

Dean Small Cap Value Fund | M L P Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Dean Small Cap Value Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Fixed Income Securities Risk. If interest rates increase, the value of any fixed income securities held by the Fund may decline. Fixed income securities are also subject to credit risk, which is the risk that the issuer of the security may default on payment of principal or interest.

Dean Small Cap Value Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

Dean Small Cap Value Fund | Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Turnover Risk. The Fund’s investment strategy involves active trading and typically results in a relatively high portfolio turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and in the distribution to shareholders of additional capital gains for tax purposes.

Dean Small Cap Value Fund | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

Dean Small Cap Value Fund | Dean Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DASCX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,386
Annual Return 2014	rr_AnnualReturn2014	5.93%
Annual Return 2015	rr_AnnualReturn2015	(6.35%)
Annual Return 2016	rr_AnnualReturn2016	30.39%
Annual Return 2017	rr_AnnualReturn2017	3.70%
Annual Return 2018	rr_AnnualReturn2018	(13.09%)
Annual Return 2019	rr_AnnualReturn2019	20.91%
Annual Return 2020	rr_AnnualReturn2020	(1.72%)
Annual Return 2021	rr_AnnualReturn2021	31.48%
Annual Return 2022	rr_AnnualReturn2022	1.75%
Annual Return 2023	rr_AnnualReturn2023	2.76%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.76%
5 Years	rr_AverageAnnualReturnYear05	10.32%
10 Years	rr_AverageAnnualReturnYear10	6.66%
Dean Small Cap Value Fund | Dean Small Cap Value Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.32%
5 Years	rr_AverageAnnualReturnYear05	9.77%
10 Years	rr_AverageAnnualReturnYear10	5.24%
Dean Small Cap Value Fund | Dean Small Cap Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.92%
5 Years	rr_AverageAnnualReturnYear05	8.08%
10 Years	rr_AverageAnnualReturnYear10	4.82%
Dean Mid Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – DEAN MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dean Mid Cap Value Fund (the “Mid Cap Fund” or the “Fund”) is long-term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, dividend income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Mid Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Mid Cap Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities of mid cap companies. The Fund considers “mid cap” companies to be those with market capitalizations similar to companies listed on the Russell MidCap® Value Index at the time of investment. As of March 31, 2024, the market capitalization of companies listed on the Russell MidCap® Value Index ranged from $348.0 million to $89.0 billion and the median was $10.9 billion.

Using fundamental, bottom-up research, the Fund’s portfolio manager utilizes a multi-factored valuation method to identify stocks of mid cap companies that he believes are undervalued at the time of purchase. To identify these companies, the Fund’s portfolio manager looks for companies with earnings, cash flows and/or assets that he believes are not accurately reflected in the companies’ market values. The portfolio manager also considers various ratios, including the price-to-earnings or price-to-book value ratios and whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue. The portfolio manager attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the portfolio manager believes more accurately reflects the fair value of the company.

The Fund seeks to preserve capital in down markets and to diversify its portfolio in traditional, as well as relative, value-oriented investments. The Fund may from time to time overweight its investments in certain market sectors.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. mid cap companies. This policy may be changed only upon at least 60 days’ advance notice to shareholders. Equity securities in which the Fund may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”). The Fund may also invest in high grade government bonds. The Fund may from time to time overweight its investments in certain market sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and two performance indices. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and two performance indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 899-8343
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://deanmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 18.25% for the quarter ended December 31, 2020, and the lowest return for a quarter was (30.84)% for the quarter ended March 31, 2020.

The Fund’s year to date return as of June 30, 2024 was 5.69%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.84%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ending December 31, 2023:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (888) 899-8343 or accessed on the Fund’s website at https://deanmutualfunds.com.

Dean Mid Cap Value Fund | Russell 3000® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%	[3]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[3]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[3]
Dean Mid Cap Value Fund | Russell Midcap® Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.71%	[4]
5 Years	rr_AverageAnnualReturnYear05	11.16%	[4]
10 Years	rr_AverageAnnualReturnYear10	8.26%	[4]
Dean Mid Cap Value Fund | Russell Midcap® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.23%	[4]
5 Years	rr_AverageAnnualReturnYear05	12.68%	[4]
10 Years	rr_AverageAnnualReturnYear10	9.42%	[4]
Dean Mid Cap Value Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not insured or guaranteed by any government agency.
Dean Mid Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Dean Mid Cap Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

Dean Mid Cap Value Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Dean Mid Cap Value Fund | Small And Mid Cap Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Small and Mid Cap Risks. Securities of companies with small or medium market capitalizations are often more volatile and less liquid than investments in larger companies. Medium and small capitalization companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Dean Mid Cap Value Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Active Management Risk. The portfolio manager’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Dean Mid Cap Value Fund | Sector Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Dean Mid Cap Value Fund | R E I T Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

Dean Mid Cap Value Fund | Publicly Traded Master Limited Partnership Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Publicly Traded Master Limited Partnership Risk. Investments in publicly traded MLPs are subject to various risks related to the underlying operating companies controlled by the MLPs, including dependence upon specialized management skills and the risk that the underlying companies may lack or have limited operating histories. The success of the Fund’s investments also will vary depending on the underlying industry represented by the MLP’s portfolio. For example, when the Fund invests in MLPs that invest in oil and gas companies, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Similarly, MLPs that invest in real estate typically are subject to risks similar to those of a REIT. Unlike ownership of common stock of a corporation, the Fund would have limited voting rights and have no ability annually to elect directors in connection with its investment in an MLP.

Dean Mid Cap Value Fund | M L P Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

Dean Mid Cap Value Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Fixed Income Securities Risk. If interest rates increase, the value of any fixed income securities held by the Fund may decline. Fixed income securities are also subject to credit risk, which is the risk that the issuer of the security may default on payment of principal or interest.

Dean Mid Cap Value Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

Dean Mid Cap Value Fund | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

Dean Mid Cap Value Fund | Dean Mid Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DALCX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	564
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,275
Annual Return 2014	rr_AnnualReturn2014	8.79%
Annual Return 2015	rr_AnnualReturn2015	(3.42%)
Annual Return 2016	rr_AnnualReturn2016	20.65%
Annual Return 2017	rr_AnnualReturn2017	15.12%
Annual Return 2018	rr_AnnualReturn2018	(11.08%)
Annual Return 2019	rr_AnnualReturn2019	26.88%
Annual Return 2020	rr_AnnualReturn2020	(2.05%)
Annual Return 2021	rr_AnnualReturn2021	28.28%
Annual Return 2022	rr_AnnualReturn2022	(4.69%)
Annual Return 2023	rr_AnnualReturn2023	12.80%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.80%
5 Years	rr_AverageAnnualReturnYear05	11.38%
10 Years	rr_AverageAnnualReturnYear10	8.32%
Dean Mid Cap Value Fund | Dean Mid Cap Value Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.39%
5 Years	rr_AverageAnnualReturnYear05	10.09%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Dean Mid Cap Value Fund | Dean Mid Cap Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.54%
5 Years	rr_AverageAnnualReturnYear05	8.92%
10 Years	rr_AverageAnnualReturnYear10	6.67%
Dean Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – DEAN EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dean Equity Income Fund (the “Equity Income Fund” or the “Fund”) is long-term capital appreciation with an income focus.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Equity Income Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities of U.S. large cap companies. The Fund considers “large cap” companies to be those with market capitalizations similar to companies listed on the Russell 1000® Value Index at the time of investment. As of March 31, 2024, the market capitalization of companies listed on the Russell 1000® Value Index ranged from $348.0 million to $918.2 billion and the median was $13.9 billion.

Using fundamental, bottom-up research, the Fund’s portfolio manager utilizes a multi-factored valuation method to identify stocks of large cap companies that he believes are undervalued at the time of purchase. To identify these companies, the Fund’s portfolio manager looks for companies with earnings, cash flows and/or assets that he believes are not accurately reflected in the companies’ market values. The portfolio manager also considers various ratios, including the price-to-earnings or price-to-book value ratios and whether the companies’ securities have a favorable dividend and/or interest-paying history and whether such payments are expected to continue. The portfolio manager attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the portfolio manager believes more accurately reflects the fair value of the company.

The Fund seeks to preserve capital in down markets and to diversify its portfolio in traditional, as well as relative, value-oriented investments. The Fund may from time to time overweight its investments in certain market sectors.

Under normal circumstances, the Fund invests at least 80% of its total assets (plus borrowings for investment purposes) in equity securities of U.S. large cap companies. This policy may be changed only upon at least 60 days’ advance notice to shareholders. Equity securities in which the Fund may invest include common stocks, securities convertible into common stocks (such as convertible bonds, convertible preferred stocks and warrants), equity real estate investment trusts (“REITs”), and master limited partnership interests (“MLPs”). The Fund may invest in the applicable securities directly, or indirectly through other investment companies (including exchange-traded funds) that invest primarily in such securities. The Fund may also invest in high grade government bonds of varying maturities, typically one to ten years. The Fund may from time to time overweight its investments in certain market sectors.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and a secondary performance index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index and a secondary performance index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 7.64% for the quarter ended December 31, 2023, and the lowest return for a quarter was (4.48)% for the quarter ended September 30, 2023.

The Fund’s year to date return as of June 30, 2024 was 3.77%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.48%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ending December 31, 2023:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Dean Equity Income Fund | Russell 1000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.53%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	19.30%	[6]
Dean Equity Income Fund | Russell 1000 Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.46%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	7.70%	[7]
Dean Equity Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not insured or guaranteed by any government agency.
Dean Equity Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Dean Equity Income Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

Dean Equity Income Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Dean Equity Income Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Active Management Risk. The portfolio manager’s judgments about the attractiveness, growth prospects and value of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Dean Equity Income Fund | Sector Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Dean Equity Income Fund | R E I T Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

Dean Equity Income Fund | Publicly Traded Master Limited Partnership Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Publicly Traded Master Limited Partnership Risk. Investments in publicly traded MLPs are subject to various risks related to the underlying operating companies controlled by the MLPs, including dependence upon specialized management skills and the risk that the underlying companies may lack or have limited operating histories. The success of the Fund’s investments also will vary depending on the underlying industry represented by the MLP’s portfolio. For example, when the Fund invests in MLPs that invest in oil and gas companies, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Similarly, MLPs that invest in real estate typically are subject to risks similar to those of a REIT. Unlike ownership of common stock of a corporation, the Fund would have limited voting rights and have no ability annually to elect directors in connection with its investment in a MLP.

Dean Equity Income Fund | M L P Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation. In addition, if the Fund retains an MLP investment until basis is reduced to zero, subsequent distributions from the MLP will be taxable to the Fund at ordinary income rates. If an MLP in which the Fund invests amends its partnership tax return, shareholders may receive a corrected 1099 from the Fund which could in turn require shareholders to amend their own federal, state or local tax return. The Fund will not invest in MLP general partnership interests.

Dean Equity Income Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Fixed Income Securities Risk. If interest rates increase, the value of any fixed income securities held by the Fund may decline. Fixed income securities are also subject to credit risk, which is the risk that the issuer of the security may default on payment of principal or interest.

Dean Equity Income Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

Dean Equity Income Fund | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

Dean Equity Income Fund | Large Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Dean Equity Income Fund | Dean Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DAEIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	430
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 970
Annual Return 2023	rr_AnnualReturn2023	2.30%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 22, 2022
Dean Equity Income Fund | Dean Equity Income Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.09%)
Dean Equity Income Fund | Dean Equity Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	0.46%

[1]	As of the date of this prospectus, the Fund changed its primary index to the Russell 3000® Index due to new regulatory requirements for broad-based index comparison. The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market, as of the most recent reconstitution. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included. The index is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in an index.
[2]	The Russell 2000 Index is an equity index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. The Russell 2000 Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower relative forecasted growth rates. The indices are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[3]	As of the date of this prospectus, the Fund changed its primary index to the Russell 3000® Index due to new regulatory requirements for broad-based index comparison. The Russell 3000® Index measures the performance of the largest 3,000 US companies representing approximately 96% of the investable US equity market, as of the most recent reconstitution. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included. The index is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in an index.
[4]	The Russell Midcap Index is a market capitalization weighted index representing the smallest 800 companies in the Russell 1000 Index. The Russell Midcap Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The indices are representative of a broader market and range of securities than are found in the Fund’s portfolio. An individual cannot invest directly in an index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.
[5]	The Fund’s adviser has contractually agreed to waive its management fee and/or reimburse expenses the Fund’s other expenses in order to limit total annual Fund operating expenses to 0.85% of the Fund’s average daily net assets through July 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. This expense limitation agreement may not be terminated prior to July 31, 2025, except by the Board of Trustees upon sixty days’ written notice to the adviser.
[6]	As of the date of this prospectus, the Fund changed its primary index to the Russell 1000® Index due to new regulatory requirements for broad-based index comparison. The Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 93% of the Russell 3000® Index, as of the most recent reconstitution. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.
[7]	The Russell 1000® Value Index is an unmanaged index of common stock prices that measure the performance of those Russell 1000 companies with lower price to book ratios and lower relative forecasted growth rates. It is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[8]	The Fund’s adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses in order to limit total annual Fund operating expenses to 0.70% of the Fund’s average daily net assets through July 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. This expense limitation agreement may not be terminated prior to July 31, 2025, except by the Board of Trustees upon sixty days’ written notice to the adviser.